Research and development expenses (Tables)	3 Months Ended
Mar. 31, 2020
Research and development expenses
Schedule of research and development expense

	March 31, 2020	March 31, 2019
Labour	$1,234,544	$1,190,030
Materials	297,002	453,525
	$1,531,546	$1,643,555